Note 18 - Trade Receivables, Net - Summary of Current Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Current accounts	$ 1,017,663	$ 1,387,494
Receivables from related parties	4,161	9,448
Current trade receivables, gross	1,021,824	1,396,942
Allowance for doubtful accounts, see note 24 (i)	(53,676)	(48,782)
Current trade receivables	$ 968,148	$ 1,348,160	$ 1,737,366